CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Class A [Member]	Common Stock [Member]	Common Stock [Member]	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Class A Common Stock	Common Class B [Member]
Balance, shares at Dec. 31, 2020		72,500,000						27,500,000
Balance, amount at Dec. 31, 2020	$ (547,569)	$ 7,250		$ 0	$ 457,700	$ (1,015,269)		$ 2,750
Effect of pre-merger TCCR transactions, shares		(46,500,000)						(27,500,000)
Effect of pre-merger TCCR transactions, amount	0	$ (4,650)		0	7,400	0		$ (2,750)
Effect of pre-merger Correlate transactions	175,000	$ 0		0	175,000	0		0
Effect of Correlate merger, shares		6,300,000
Effect of Correlate merger, amount	(204,538)	$ 630		0	(205,168)	0		0
Effect of acquisition, shares		2,339,920
Effect of acquisition, amount	1,099,776	$ 234		0	1,099,542	0		0
Net loss	(90,249)	$ 0		0	0	(90,249)		0
Stock based compensation	0
Balance, shares at Dec. 31, 2021		34,639,920					34,639,920
Balance, amount at Dec. 31, 2021	432,420	$ 3,464	$ 0	0	1,534,474	(1,105,518)	$ 3,464	0
Net loss	(973,460)		0		0	(973,460)	0	0
Issuance of warrants in connection with debt	799,128		0		799,128	0	0	0
Stock-based compensation	150,504		0		150,504	0	0	0
Issuance of shares for cash	150,000		0		150,000	0	$ 0	0
Balance, shares at Mar. 31, 2022							34,639,920
Balance, amount at Mar. 31, 2022	558,592		0		2,634,106	(2,078,978)	$ 3,464	0
Balance, shares at Dec. 31, 2021		34,639,920					34,639,920
Balance, amount at Dec. 31, 2021	432,420	$ 3,464	$ 0	0	1,534,474	(1,105,518)	$ 3,464	0
Net loss	(5,261,707)
Stock based compensation	1,636,511
Balance, shares at Sep. 30, 2022			35,139,920
Balance, amount at Sep. 30, 2022	(1,326,334)		$ 3,514		5,037,377	(6,367,225)	$ 0	0
Balance, shares at Dec. 31, 2021		34,639,920					34,639,920
Balance, amount at Dec. 31, 2021	432,420	$ 3,464	$ 0	0	1,534,474	(1,105,518)	$ 3,464	0
Net loss	(7,162,908)	$ 0		$ 0	0	(7,162,908)		0
Elimination of Class A and Class B common stock for single class of common stock, shares		(34,639,920)		34,639,920
Elimination of Class A and Class B common stock for single class of common stock, amount	0	$ (3,464)		$ 3,464	0	0		0
Issuances of shares for cash	150,000	0		$ 0	150,000	0		0
Issuances of shares for services, shares				500,000
Issuances of shares for services, amount	500,000	0		$ 50	499,950	0		0
Issuances of shares for financing costs, shares				23,706
Issuances of shares for financing costs, amount	30,258	0		$ 2		0		0
Issuances of returnable shares, shares				160,000
Issuances of returnable shares, amount	0	0		$ 16	(16)	0		0
Issuances of warrants in connection with debt	1,142,378	0		0	1,142,378	0		0
Issuances of warrants for acquisition of intangibles		0		0	119,383	0		0
Stock based compensation	1,982,795	0		$ 0	1,982,795	0		0
Balance, shares at Dec. 31, 2022			35,323,626	35,323,626
Balance, amount at Dec. 31, 2022	(2,805,674)	0	$ 3,532	$ 3,532	5,459,220	(8,268,426)	$ 0	0
Balance, shares at Mar. 31, 2022							34,639,920
Balance, amount at Mar. 31, 2022	558,592		0		2,634,106	(2,078,978)	$ 3,464	0
Net loss	(1,701,330)		0		0	(1,701,330)	0	0
Stock-based compensation	179,234		$ 0		179,234	0	0	0
Issuances of shares for services, shares			500,000
Issuances of shares for services, amount	500,000		$ 50		499,950	0	$ 0	0
Elimination of Class A and Class B common stock for single class of common stock, shares			34,639,920				(34,639,920)
Elimination of Class A and Class B common stock for single class of common stock, amount			$ 3,464				$ (3,464)	0
Balance, shares at Jun. 30, 2022			35,139,920
Balance, amount at Jun. 30, 2022	(463,504)		$ 3,514		3,313,290	(3,780,308)	0	0
Net loss	(2,586,917)		0		0	(2,586,917)	0	0
Issuance of warrants in connection with debt	417,314		0		417,314	0	0	0
Stock-based compensation	1,306,773		$ 0		1,306,773	0	0	0
Balance, shares at Sep. 30, 2022			35,139,920
Balance, amount at Sep. 30, 2022	(1,326,334)		$ 3,514		5,037,377	(6,367,225)	0	0
Balance, shares at Dec. 31, 2022			35,323,626	35,323,626
Balance, amount at Dec. 31, 2022	(2,805,674)	0	$ 3,532	$ 3,532	5,459,220	(8,268,426)	0	0
Net loss	(3,410,353)		0		0	(3,410,353)	0	0
Stock-based compensation	253,851		$ 0		253,851	0	0	0
Issuances of shares for services, shares			17,045
Issuances of shares for services, amount	15,000		$ 2		14,998	0	0	0
Issuances of shares for financing costs, shares			4,245
Issuances of shares for financing costs, amount	4,500		$ 0		4,500	0	0	0
Issuance of shares for the payment of accrued interest, shares			5,655
Issuance of shares for the payment of accrued interest, amount	7,588		$ 1		7,587	0	0	0
Settlement of derivative liability	50,582		$ 0		50,582	0	0	0
Balance, shares at Mar. 31, 2023			35,350,571
Balance, amount at Mar. 31, 2023	(5,884,506)		$ 3,535		5,790,738	(11,678,779)	0	0
Balance, shares at Dec. 31, 2022			35,323,626	35,323,626
Balance, amount at Dec. 31, 2022	(2,805,674)	$ 0	$ 3,532	$ 3,532	5,459,220	(8,268,426)	0	0
Net loss	(8,363,407)
Stock based compensation	1,043,361
Settlement of derivative liability	5,895,190
Balance, shares at Sep. 30, 2023			36,181,457
Balance, amount at Sep. 30, 2023	(2,347,229)		$ 3,618		14,280,986	(16,631,833)
Balance, shares at Mar. 31, 2023			35,350,571
Balance, amount at Mar. 31, 2023	(5,884,506)		$ 3,535		5,790,738	(11,678,779)	$ 0	0
Net loss	(1,569,337)					(1,569,337)
Issuance of warrants in connection with debt	28,334				28,334
Stock-based compensation	330,524				330,524
Issuances of shares for services, shares			500,000				17,045
Issuances of shares for services, amount	132,812		$ 50		132,762		$ 0	0
Issuance of shares for the payment of accrued interest, shares			7,661
Issuance of shares for the payment of accrued interest, amount	6,513		$ 1		6,512
Settlement of derivative liability	5,844,608		$ 100,000		5,844,608
Issuance of shares for intangible assets, shares			362,319
Issuance of shares for intangible assets, amount	250,000		$ 36		249,964
Issuance of shares for property and equipment, shares			92,010
Issuance of shares for property and equipment, amount	57,507		$ 9		57,498
Issuance of returnable shares, shares			1,200,000
Issuance of returnable shares, amount			$ 120		(120)
Return of returnable shares, shares			(1,360,000)
Return of returnable shares, amount			$ (136)		136
Balance, shares at Jun. 30, 2023			36,152,561
Balance, amount at Jun. 30, 2023	(803,545)		$ 3,615		12,440,956	(13,248,116)		$ 4,900
Net loss	(3,383,717)					(3,383,717)
Issuance of warrants in connection with debt	1,322,648				1,322,648
Stock-based compensation	458,986				458,986
Issuance of shares for the payment of accrued interest, shares			28,896
Issuance of shares for the payment of accrued interest, amount	18,556		$ 3		18,553
Issuance of shares for services	39,843				39,843
Balance, shares at Sep. 30, 2023			36,181,457
Balance, amount at Sep. 30, 2023	$ (2,347,229)		$ 3,618		$ 14,280,986	$ (16,631,833)